Cover	Jun. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002124087
Document Type	S-6
Entity Registrant Name	FT 13026
Document Period End Date	Jun. 23, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Approximately 85% of the Trust’s portfolio consists of 50 of the 100 stocks that Value Line® gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line® ranks 1,700 stocks which represent approximately 95% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line’s® view of their probable price performance during the next six to 12 months relative to the others. Value Line® bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The Value Line® 50 timeliness stocks are determined as follows:

Step 1: We start with the 100 stocks which Value Line®, as of two business days prior to the date of this prospectus, gives their #1 ranking for TimelinessTM and apply the following rankings as of two business days prior to the date of this prospectus.

Step 2: We rank these stocks for consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]).

Step 3: We then rank the stocks for profitability by their return on assets.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select an approximately equally-weighted portfolio of the 50 eligible stocks with the lowest sums. Stocks of financial companies as defined by S&P’s Global Industry Classification Standard (“GICS®”), stocks of companies whose shares are not listed on a U.S. securities exchange and stocks of limited partnerships are not eligible for inclusion. In the event of a tie, the stock with the greatest 6-month price appreciation is selected.

Please note that we applied the strategy to determine the Value Line® 50 Timeliness stocks at a particular time. If we create additional Units of the Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy on the Initial Date of Deposit. This is true even if a later application of the strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within 12 months of the date of this prospectus have been excluded from the universe of securities from which the Trust’s Securities are selected.

The remainder of the Trust, approximately 15% of the Trust’s portfolio, consists of common stocks of the ten largest companies based on market capitalization included in the NYSE International 100 Indexsm. Because common stocks of foreign companies may be included in the Value Line® 50 TimelinessTM stocks, the Trust’s investment in foreign securities may exceed 15% of the Trust’s portfolio.

“Value Line,” “The Value Line Investment Survey” and “Timeliness” are registered trademarks of Value Line, Inc. and/or its affiliates (“Value Line”) that have been licensed to First Trust Portfolios L.P. and/or First Trust Advisors L.P. The Trust is not sponsored, recommended, sold or promoted by Value Line. Value Line makes no representation regarding the advisability of investing in the Trust.

Value Line is not affiliated with us and has not participated in creating the Trust or selecting the Securities for the Trust. Value Line has not approved of any of the information in this prospectus.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, depositary receipts, VIEs and companies with various market capitalizations.

As with any similar investment, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.